CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 4) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Cash flows from operating activities:
Net cash provided by operating activities	$ 21,563,000	$ (1,575,000)	$ 73,892,000	$ 297,302,000	$ 357,342,000
Cash flows from investing activities:
Capital expenditures	(69,590,000)	(55,599,000)	(72,774,000)	(270,734,000)	(260,823,000)
Merger, net of cash acquired			3,110,000
Acquisition of Rave theatres, net of cash accquired			(87,555,000)		(1,128,000)
Proceeds (payments) from the disposition of long-term assets		(128,000)	90,000	238,000	3,880,000
Investments in non-consolidated entities, net			(1,194,000)	(1,522,000)	(3,265,000)
Other, net	(1,636,000)	(1,783,000)	(575,000)	327,000	(7,448,000)
Net cash used in investing activities	(71,378,000)	(58,231,000)	(158,898,000)	(271,691,000)	(268,784,000)
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022		375,000,000		375,000,000
Repurchase of Senior Subordinated Notes due 2019				(639,728,000)
Proceeds from issuance of Term Loan due 2020					773,063,000
Capital contribution from Holdings					355,580,000
Repurchase of Senior Subordinated Notes due 2014		(496,903,000)
Repayment of Term Loan due 2016					(464,088,000)
Repayment of Term Loan due 2018					(296,250,000)
Payment of initial public offering costs		(281,000)		(281,000)
Principal payments under Term Loan	(1,938,000)	(1,938,000)	(4,002,000)	(7,750,000)	(7,813,000)
Principal payments under capital and financing lease obligations	(1,886,000)	(1,672,000)	(875,000)	(6,941,000)	(6,446,000)
Principal payments under promissory note				(1,389,000)
Principal amount of coupon payment under Senior Subordinated Notes due 2020				(6,227,000)
Deferred financing costs		(7,568,000)		(7,952,000)	(9,126,000)
Capital contribution from Wanda			100,000,000
Payment of construction payables			22,487,000		(19,404,000)
Cash used to pay dividends to Holdings	(19,821,000)			(58,504,000)	(588,000)
Net cash provided by (used in) financing activities	(23,645,000)	(133,362,000)	117,610,000	(353,772,000)	324,928,000
Effect of exchange rate changes on cash and equivalents	58,000	(9,000)	(207,000)	5,000	(103,000)
Net increase (decrease) in cash and equivalents	(73,402,000)	(193,177,000)	32,397,000	(328,156,000)	413,383,000
Cash and equivalents at beginning of period	216,155,000	544,311,000	98,531,000	544,311,000	130,928,000
Cash and equivalents at end of period	142,753,000	351,134,000	130,928,000	216,155,000	544,311,000
Predecessor
Cash flows from operating activities:
Net cash provided by operating activities						79,497,000
Cash flows from investing activities:
Capital expenditures						(40,116,000)
Proceeds (payments) from the disposition of long-term assets						7,291,000
Investments in non-consolidated entities, net						1,589,000
Other, net						205,000
Net cash used in investing activities						(31,031,000)
Cash flows from financing activities:
Repurchase of Senior Subordinated Notes due 2014						(191,035,000)
Principal payments under Term Loan						(4,002,000)
Principal payments under capital and financing lease obligations						(1,298,000)
Deferred financing costs						(2,378,000)
Payment of construction payables						(23,575,000)
Net cash provided by (used in) financing activities						(222,288,000)
Effect of exchange rate changes on cash and equivalents						16,000
Net increase (decrease) in cash and equivalents						(173,806,000)
Cash and equivalents at beginning of period						272,337,000
Cash and equivalents at end of period						98,531,000
AMCE
Cash flows from operating activities:
Net cash provided by operating activities	11,443,000	15,308,000
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022		375,000,000
Repurchase of Senior Subordinated Notes due 2014		(496,903,000)
Principal payments under Term Loan	(1,938,000)	(1,938,000)
Deferred financing costs		(7,568,000)
Cash used to pay dividends to Holdings	(19,821,000)
Change in intercompany advances	10,247,000	116,181,000
Net cash provided by (used in) financing activities	(11,512,000)	(15,228,000)
Net increase (decrease) in cash and equivalents	(69,000)	80,000
Cash and equivalents at beginning of period	403,000	485,000		485,000
Cash and equivalents at end of period	334,000	565,000
AMCE | Reportable Entity
Cash flows from operating activities:
Net cash provided by operating activities			(21,605,000)	13,212,000	3,772,000
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022				375,000,000
Repurchase of Senior Subordinated Notes due 2019				(639,728,000)
Proceeds from issuance of Term Loan due 2020					773,063,000
Capital contribution from Holdings					355,580,000
Repayment of Term Loan due 2016					(464,088,000)
Repayment of Term Loan due 2018					(296,250,000)
Principal payments under Term Loan			(4,002,000)	(7,750,000)	(7,813,000)
Principal amount of coupon payment under Senior Subordinated Notes due 2020				(6,227,000)
Deferred financing costs				(7,952,000)	(9,126,000)
Capital contribution from Wanda			100,000,000
Cash used to pay dividends to Holdings				(58,504,000)	(588,000)
Change in intercompany advances			(74,376,000)	331,867,000	(354,373,000)
Net cash provided by (used in) financing activities			21,622,000	(13,294,000)	(3,595,000)
Net increase (decrease) in cash and equivalents			17,000	(82,000)	177,000
Cash and equivalents at beginning of period		485,000	291,000	485,000	308,000
Cash and equivalents at end of period			308,000	403,000	485,000
AMCE | Reportable Entity | Predecessor
Cash flows from operating activities:
Net cash provided by operating activities						(3,735,000)
Cash flows from financing activities:
Repurchase of Senior Subordinated Notes due 2014						(191,035,000)
Principal payments under Term Loan						(4,002,000)
Deferred financing costs						(2,378,000)
Change in intercompany advances						200,755,000
Net cash provided by (used in) financing activities						3,340,000
Net increase (decrease) in cash and equivalents						(395,000)
Cash and equivalents at beginning of period						686,000
Cash and equivalents at end of period						291,000
Subsidiary Guarantors
Cash flows from operating activities:
Net cash provided by operating activities	7,991,000	(16,429,000)
Cash flows from investing activities:
Capital expenditures	(69,582,000)	(55,562,000)
Proceeds (payments) from the disposition of long-term assets		(128,000)
Other, net	(1,636,000)	(1,783,000)
Net cash used in investing activities	(71,370,000)	(58,194,000)
Cash flows from financing activities:
Payment of initial public offering costs		(281,000)
Principal payments under capital and financing lease obligations	(1,886,000)	(1,672,000)
Change in intercompany advances	(7,889,000)	(116,542,000)
Net cash provided by (used in) financing activities	(9,775,000)	(118,495,000)
Effect of exchange rate changes on cash and equivalents	67,000	(53,000)
Net increase (decrease) in cash and equivalents	(73,087,000)	(193,171,000)
Cash and equivalents at beginning of period	174,117,000	501,989,000		501,989,000
Cash and equivalents at end of period	101,030,000	308,818,000
Subsidiary Guarantors | Reportable Entity
Cash flows from operating activities:
Net cash provided by operating activities			143,430,000	280,990,000	354,520,000
Cash flows from investing activities:
Capital expenditures			(72,765,000)	(270,677,000)	(260,633,000)
Merger, net of cash acquired			3,110,000
Acquisition of Rave theatres, net of cash accquired			(87,555,000)		(1,128,000)
Proceeds (payments) from the disposition of long-term assets			112,000	238,000	3,880,000
Investments in non-consolidated entities, net			(1,173,000)	(1,522,000)	(3,280,000)
Other, net			(575,000)	327,000	(7,448,000)
Net cash used in investing activities			(158,846,000)	(271,634,000)	(268,609,000)
Cash flows from financing activities:
Payment of initial public offering costs				(281,000)
Principal payments under capital and financing lease obligations			(875,000)	(6,941,000)	(6,446,000)
Principal payments under promissory note				(1,389,000)
Payment of construction payables			22,487,000		(19,404,000)
Change in intercompany advances			23,867,000	(328,651,000)	352,861,000
Net cash provided by (used in) financing activities			45,479,000	(337,262,000)	327,011,000
Effect of exchange rate changes on cash and equivalents			3,779,000	34,000	(101,000)
Net increase (decrease) in cash and equivalents			33,842,000	(327,872,000)	412,821,000
Cash and equivalents at beginning of period		501,989,000	55,326,000	501,989,000	89,168,000
Cash and equivalents at end of period			89,168,000	174,117,000	501,989,000
Subsidiary Guarantors | Reportable Entity | Predecessor
Cash flows from operating activities:
Net cash provided by operating activities						82,423,000
Cash flows from investing activities:
Capital expenditures						(40,095,000)
Proceeds (payments) from the disposition of long-term assets						7,134,000
Investments in non-consolidated entities, net						(17,000)
Other, net						205,000
Net cash used in investing activities						(32,773,000)
Cash flows from financing activities:
Principal payments under capital and financing lease obligations						(1,298,000)
Payment of construction payables						(23,575,000)
Change in intercompany advances						(200,872,000)
Net cash provided by (used in) financing activities						(225,745,000)
Effect of exchange rate changes on cash and equivalents						(588,000)
Net increase (decrease) in cash and equivalents						(176,683,000)
Cash and equivalents at beginning of period						232,009,000
Cash and equivalents at end of period						55,326,000
Subsidiary Non-Guarantors
Cash flows from operating activities:
Net cash provided by operating activities	2,129,000	(454,000)
Cash flows from investing activities:
Capital expenditures	(8,000)	(37,000)
Net cash used in investing activities	(8,000)	(37,000)
Cash flows from financing activities:
Change in intercompany advances	(2,358,000)	361,000
Net cash provided by (used in) financing activities	(2,358,000)	361,000
Effect of exchange rate changes on cash and equivalents	(9,000)	44,000
Net increase (decrease) in cash and equivalents	(246,000)	(86,000)
Cash and equivalents at beginning of period	41,635,000	41,837,000		41,837,000
Cash and equivalents at end of period	41,389,000	41,751,000
Subsidiary Non-Guarantors | Reportable Entity
Cash flows from operating activities:
Net cash provided by operating activities			(47,933,000)	3,100,000	(950,000)
Cash flows from investing activities:
Capital expenditures			(9,000)	(57,000)	(190,000)
Proceeds (payments) from the disposition of long-term assets			(22,000)
Investments in non-consolidated entities, net			(21,000)		15,000
Net cash used in investing activities			(52,000)	(57,000)	(175,000)
Cash flows from financing activities:
Change in intercompany advances			50,509,000	(3,216,000)	1,512,000
Net cash provided by (used in) financing activities			50,509,000	(3,216,000)	1,512,000
Effect of exchange rate changes on cash and equivalents			(3,986,000)	(29,000)	(2,000)
Net increase (decrease) in cash and equivalents			(1,462,000)	(202,000)	385,000
Cash and equivalents at beginning of period		41,837,000	42,914,000	41,837,000	41,452,000
Cash and equivalents at end of period			41,452,000	41,635,000	41,837,000
Subsidiary Non-Guarantors | Reportable Entity | Predecessor
Cash flows from operating activities:
Net cash provided by operating activities						809,000
Cash flows from investing activities:
Capital expenditures						(21,000)
Proceeds (payments) from the disposition of long-term assets						157,000
Investments in non-consolidated entities, net						1,606,000
Net cash used in investing activities						1,742,000
Cash flows from financing activities:
Change in intercompany advances						117,000
Net cash provided by (used in) financing activities						117,000
Effect of exchange rate changes on cash and equivalents						604,000
Net increase (decrease) in cash and equivalents						3,272,000
Cash and equivalents at beginning of period						39,642,000
Cash and equivalents at end of period						$ 42,914,000